united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22710

Total Income+ Real Estate Fund

(Exact name of registrant as specified in charter)

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC, 80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 12/31/14

Item 1. Schedule of Investments.

Total Income+ Real Estate Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2014
Shares	Security	Value

	REAL ESTATE INVESTMENT TRUSTS - 73.18%
	PRIVATE REAL ESTATE INVESTMENT TRUSTS - 71.08%
13,191	AEW Core Property Trust	$ 11,572,390
41	Blackrock Granite Property	3,253,249
1,611	Blackstone Property Partners	1,605,653
5,055	Clarion Lion Properties Fund	5,887,792
1,320	Clarion Lion Industrial Trust	1,627,003
18,623	Cornerstone Patriot Fund LP	1,995,423
4,502	Heitman America REIT LP	4,493,915
1,655,145	J.P. Morgan U.S. Real Estate G & I LP	2,068,932
3,350	MEPT Edgemoor LP	5,149,252
359	Morgan Stanley Prime Property Fund LLC	5,377,082
500,781	Principal Enhanced Property Fund LP	5,203,113
828	Prologis Targeted US Logistics	814,137
108,407	RREEF America REIT II, Inc.	10,734,414
146	Sentinel Real Estate Fund	10,994,539
8,418	Stockbridge Smart Markets Fund	10,683,356
	TOTAL PRIVATE REAL ESTATE INVESTMENT TRUSTS	81,460,250

	PUBLIC NON-TRADED REAL ESTATE INVESTMENT TRUSTS - 1.93%
68,376	CNL Lifestyle Properties #	472,479
61,761	Dividend Capital Diversified Property Fund Class E	442,211
27,152	Hines Real Estate Investment Trust #	166,443
139,980	Inland America Real Estate Trust #	972,859
13,546	Landmark Apartment Trust of America #	107,687
555	Resource Real Estate Opportunity REIT #	5,236
15,000	TIER REIT, Inc. #	48,000
	TOTAL PUBLIC NON-TRADED REAL ESTATE INVESTMENT TRUSTS	2,214,915

	PUBLICLY TRADED REAL ESTATE INVESTMENT TRUSTS- 0.17%
2,650	Columbia Property Trust	67,177
13,206	Monogram Residential Trust, Inc.	122,288
	TOTAL PUBLICLY TRADED REAL ESTATE INVESTMENT TRUSTS	189,465

	TOTAL REAL ESTATE INVESTMENT TRUSTS	83,864,630
	(Cost - $77,346,402)

	MUTUAL FUNDS - 16.96%
	EQUITY FUNDS - 16.96%
394,644	Brookfield Global Listed Real Estate Fund ^	5,256,659
260,525	Deutsche Real Estate Securities Fund ^	6,148,395
343,694	Natixis AEW Real Estate Fund ^	5,657,203
75,591	Third Avenue Real Estate Value Fund ^	2,378,835
	TOTAL MUTUAL FUNDS	19,441,092
	(Cost - $20,000,000)

Total Income+ Real Estate Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014
Shares	Security	Value

SHORT-TERM INVESTMENTS - 10.49%
MONEY MARKET FUND - 10.49%
12,022,919	Dreyfus Cash Management - Institutional Class, 0.03% +	$ 12,022,919
TOTAL SHORT-TERM INVESTMENTS
(Cost - $12,022,919)

TOTAL INVESTMENTS - 100.63%
	(Cost - $109,369,321) (a)	$ 115,328,641
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.63) %	(719,566)
	NET ASSETS - 100.00%	$ 114,609,075

# Value estimated using Fair Valuation Procedures adopted by the Board of Trustees. Total value of such securities is $3,383,554 or 2.95% of net assets.
+ Money market fund; interest rate reflects the seven-day effective yield on December 31, 2014.
^ As of December 31, 2014, all or a portion of the security has been pledged as collateral for a Fund loan. The market value of the securities in the pledged account totaled $4,287,215 as of December 31, 2014. The loan agreement requires continuous collateral whether the loan has a balance or not. See Note 7 of the Annual Report dated September 30, 2014 for more information.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $108,536,594 and differs from the value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 7,380,483
	Unrealized depreciation:	(588,436)
	Net unrealized appreciation:	$ 6,792,047

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean of the closing bid and asked prices on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.
Valuation of Fund of Funds – The Fund may invest in portfolios of open-end investment companies and exchange traded funds (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.
Open-ended investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Total Income+ Real Estate Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Advisor, those securities will be valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee using procedures adopted by and under the supervision of the Fund’s Board of Trustees (the “Board”). There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate a Fund’s Net Asset Value ("NAV").

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund. A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Advisor determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

Valuation of Private REITS – The Fund invests a significant portion of its assets in Private Real Estate Investment Trusts (“Private REITs”). The Private REITs measure their investment assets at fair value, and report a NAV per share on a calendar quarter basis. In accordance with Accounting Standards Codification (‘ASC”) 820, the Fund has elected to apply the practical expedient and to value its investments in Private REITs at their respective NAVs at each quarter. For non calendar quarter days, the Valuation Committee estimates the fair value of each Private REIT by adjusting the most recent NAV for each REIT by the change in a proprietary benchmark that the Valuation Committee has deemed to be representative of the entire Private REIT market. As of December 31, 2014, all of the Fund’s investments in Private REITs were valued at the respective NAVs of the Private REITs.

Valuation of Public Non-Traded REITs – The Fund may invest a portion of its assets in Public Non-Traded Real Estate Investment Trusts (“Public Non-Traded REITs”). The Public Non-Traded REITs do not report periodic NAVs and therefore cannot be valued using the practical expedient. The Valuation Committee determines the fair value of Public Non-Traded REITs on a daily basis by considering various factors such as the most recent published NAV, the transaction price, secondary market trades, shareholder redemption and dividend reinvestment programs, and potentially illiquidity discounts.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Total Income+ Real Estate Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2014 for the Fund's assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Private Real Estate Investment Trusts	$ -	$ 81,460,250	$ -	$ 81,460,250
Public Non-Traded Real Estate Investment Trusts	-	442,211	1,772,704	2,214,915
Publicly Traded Real Estate Investment Trusts	189,465	-	-	189,465
Mutual Fund	19,441,092	-	-	19,441,092
Money Market Fund	12,022,919	-	-	12,022,919
Total	$ 31,653,476	$ 81,902,461	$ 1,772,704	$ 115,328,641
There were no transfers into or out of Level 1, Level 2, and Level 3 during the current period presented.
It is the Fund's policy to record transfers into or out of any Level at the end of the reporting period.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

		Real Estate Investment Trusts	Total
Beginning Balance		$ 1,883,133	$ 1,883,133
Total realized gain (loss)		-	-
Appreciation (Depreciation)		19,123	19,123
Cost of Purchases		-	-
Proceeds from Sales		-	-
Return of Capital		-	-
Accrued Interest		-	-
Net transfers in/out of level 3		(129,552)	(129,552)
Ending Balance		$ 1,772,704	$ 1,772,704

Total Income+ Real Estate Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014

Significant unobservable valuation inputs for material Level 3 investments as of December 31, 2014, are as follows:

	Fair Value at	Valuation		Range
	12/31/2014	Technique	Unobservable Input	(Weighted Average)

Public Non-Traded Real Estate Investment Trusts	$3,385,554	Transaction Data	Dividend Reinvestment Plan Prices	$6.94 - $8.15
			Redemption Prices	$5.45 - $6.85
			Secondary Market Prices	$4.01 - $10.03
			Weighting of Transaction Prices by Volume (b)	1x - 9x
			Discount for Lack of Liquidity (a)	0%-30% (30%)

(a) Represents amounts used when the reporting entity has determined that market participants would take into account these premiums and discounts when pricing the investments.
(b) Represents amounts used when the reporting entity has determined that market participant would use such multiples when pricing the investments.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Total Income+ Real Estate Fund

By (Signature and Title)

*/s/ Jordan B. Ruddy

Jordan B. Ruddy, President

Date 3/2/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Jordan B. Ruddy

Jordan B. Ruddy, President

Date 3/2/15

By (Signature and Title)

*/s/ Jerry Novack

Jerry Novack, Treasurer

Date 3/2/15